UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7044

The Dreyfus Socially Responsible Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Socially Responsible Growth Fund, Inc.
September 30, 2015 (Unaudited)

Common Stocks--99.1%	Shares		Value ($)
Banks--4.1%
Citigroup	36,900		1,830,609
Comerica	106,900		4,393,590
People's United Financial	213,200		3,353,636
			9,577,835
Capital Goods--5.8%
3M	34,950		4,954,861
Cummins	10,000	a	1,085,800
General Electric	71,350		1,799,447
Lockheed Martin	15,950		3,306,595
Snap-on	16,250		2,452,775
			13,599,478
Consumer Durables & Apparel--3.7%
Hasbro	14,200		1,024,388
NIKE, Cl. B	43,500		5,349,195
PVH	22,900		2,334,426
			8,708,009
Consumer Services--2.1%
Marriott International, Cl. A	71,750		4,893,350
Diversified Financials--5.4%
American Express	42,250		3,131,992
Franklin Resources	61,100		2,276,586
Legg Mason	34,400		1,431,384
Northern Trust	23,800		1,622,208
T. Rowe Price Group	62,250		4,326,375
			12,788,545
Energy--6.9%
Baker Hughes	25,400		1,321,816
Exxon Mobil	4,600		342,010
Hess	38,550		1,929,813
Marathon Petroleum	95,500		4,424,515
Noble	24,000	a	261,840
Phillips 66	14,150		1,087,286
Spectra Energy	132,850		3,489,969
Tesoro	2,900		281,996
Valero Energy	50,700		3,047,070
			16,186,315
Food, Beverage & Tobacco--5.3%
Campbell Soup	30,400	a	1,540,672
Coca-Cola Enterprises	93,150		4,503,803
Mondelez International, Cl. A	103,900		4,350,293
PepsiCo	22,800		2,150,040
			12,544,808
Health Care Equipment & Services--4.6%
AmerisourceBergen	39,400		3,742,606
Cardinal Health	26,300		2,020,366

Cigna	9,700		1,309,694
Henry Schein	27,400	b	3,636,528
			10,709,194
Household & Personal Products--1.8%
Clorox	36,650		4,234,175
Insurance--5.8%
ACE	43,400		4,487,560
Marsh & McLennan	75,300		3,932,166
Travelers	51,900		5,165,607
			13,585,333
Materials--3.6%
Alcoa	45,250		437,115
Ecolab	11,950		1,311,154
International Flavors & Fragrances	41,800		4,316,268
Sigma-Aldrich	17,750		2,465,830
			8,530,367
Media--4.9%
Discovery Communications, Cl. A	47,300	a,b	1,231,219
Time Warner	62,000		4,262,500
Time Warner Cable	16,550		2,968,573
Walt Disney	30,100		3,076,220
			11,538,512
Pharmaceuticals, Biotech & Life Sciences--12.7%
Agilent Technologies	108,650		3,729,954
AstraZeneca, ADR	20,300		645,946
Biogen	10,350	b	3,020,234
Gilead Sciences	66,250		6,505,087
Mallinckrodt	4,600	b	294,124
Merck & Co.	108,700		5,368,693
PerkinElmer	52,500		2,412,900
Waters	33,250	b	3,930,483
Zoetis	95,900		3,949,162
			29,856,583
Retailing--2.1%
Best Buy	8,200		304,384
Gap	19,300		550,050
Lowe's	8,000		551,360
Signet Jewelers	19,200		2,613,696
Tiffany & Co.	13,300		1,027,026
			5,046,516
Semiconductors & Semiconductor Equipment--1.3%
Intel	24,700		744,458
Skyworks Solutions	28,100		2,366,301
			3,110,759
Software & Services--9.6%
Accenture, Cl. A	50,950		5,006,347
Electronic Arts	48,300	b	3,272,325
Intuit	45,150		4,007,063
Microsoft	146,350		6,477,451
Symantec	50		973
Teradata	80,300	b	2,325,488
Xerox	166,000		1,615,180

			22,704,827
Technology Hardware & Equipment--9.5%
Apple	103,800		11,449,140
Cisco Systems	187,175		4,913,344
Corning	280,200		4,797,024
EMC	51,625		1,247,260
			22,406,768
Telecommunication Services--1.4%
CenturyLink	132,100	a	3,318,352
Transportation--2.5%
Expeditors International of
Washington	14,200		668,110
Norfolk Southern	4,050		309,420
Southwest Airlines	128,500		4,888,140
			5,865,670
Utilities--6.0%
Exelon	161,600		4,799,520
NextEra Energy	52,900		5,160,395
Public Service Enterprise Group	74,500		3,140,920
Sempra Energy	9,400		909,168
			14,010,003
Total Common Stocks
(cost $203,314,436)			233,215,399

Other Investment--1.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,301,144)	2,301,144	[c]	2,301,144
Investment of Cash Collateral for
Securities Loaned--.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,286,083)	1,286,083	[c]	1,286,083
Total Investments (cost $206,901,663)	100.6%		236,802,626
Liabilities, Less Cash and Receivables	(.6%)		(1,297,565)
Net Assets	100.0%		235,505,061

ADR - American Depository Receipts

a Security, or portion thereof, on loan. At September 30, 2015, the value of the fund's securities on loan was $6,464,539 and the value of the collateral held by the fund was $6,567,226, consisting of cash collateral of $1,286,083 and U.S. Government and Agency securities valued at $5,281,143.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At September 30, 2015, net unrealized appreciation on investments was $29,900,963 of which $40,335,907 related to appreciated investment securities and $10,434,944 related to depreciated investment securities. At September 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)

Pharmaceuticals, Biotech & Life Sciences	12.7
Software & Services	9.6
Technology Hardware & Equipment	9.5
Energy	6.9
Utilities	6.0
Capital Goods	5.8
Insurance	5.8
Diversified Financials	5.4
Food, Beverage & Tobacco	5.3
Media	4.9
Health Care Equipment & Services	4.6
Banks	4.1
Consumer Durables & Apparel	3.7
Materials	3.6
Transportation	2.5
Retailing	2.1
Consumer Services	2.1
Household & Personal Products	1.8
Money Market Investments	1.5
Telecommunication Services	1.4
Semiconductors & Semiconductor Equipment	1.3
100.6

† Based on net assets.

The following is a summary of the inputs used as of September 30, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	229,693,917	-	-	229,693,917
Equity Securities - Foreign Common Stocks+	3,521,482	-	-	3,521,482
Mutual Funds	3,587,227	-	-	3,587,227

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Socially Responsible Growth Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 23, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 23, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)